MORTGAGE LOANS (Details 3) (Commercial mortgage loans, USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011 loans D
Commercial mortgage loans
Delinquent loans
Past due period at which to cease carrying accrued interest on delinquent loans (in days)	90
Past due period at which to initiate foreclosure proceedings (in days)	90
30-59 Delinquent	$ 51,767
60-89 Delinquent	2,348
Greater than 90 Delinquent	12,536
Total Delinquent	$ 66,651
Number of loans, 30-59 Delinquent	10
Number of loans, 60-89 Delinquent	1
Number of loans, Greater than 90 Delinquent	6
Number of loans, Total Delinquent	17